Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers

The Company has disaggregated its revenue from contracts with customers as follows:

		For the year ended March 31,
		2026	2025	2024
	Point of recognition	USD	USD	USD
Construction services	Over time	23,555,839	23,318,482	20,628,643
Total		23,555,839	23,318,482	20,628,643